     As filed with the Securities and Exchange Commission on January 3, 2006

                                                     Registration No. 333-125098

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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   [ ] Pre-Effective Amendment No. ________ [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

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                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 NICOLLET MALL
                          MINNEAPOLIS, MINNESOTA 55402
                    (Address of Principal Executive Offices)

                                 (612) 303-3738
                  (Registrant's Area Code and Telephone Number)

                              KATHLEEN L. PRUDHOMME
                       U.S. BANCORP ASSET MANAGEMENT, INC.
                          800 NICOLLET MALL, BC-MN-H05F
                        MINNEAPOLIS, MINNESOTA 55402-7020
                     (Name and Address of Agent for Service)

                                    Copy to:

                                  JAMES D. ALT
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                          MINNEAPOLIS, MINNESOTA 55402

      It is proposed that this filing shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

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The title of securities being registered is common stock, par value $0.01 per share.

No filing fee is required because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

================================================================================

PART A

      Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005, as amended through July 1, 2005.

PART B

      Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005, as amended through July 1, 2005.

PART C

ITEM 15. INDEMNIFICATION

      Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005, as amended through July 1, 2005.

ITEM 16. EXHIBITS

      (1)(a) Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747 and 811-3313)).

      (1)(b) Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, Filed on October 7, 1997 (File Nos. 2-74747 and 811-3313)).

      (1)(c) Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 2-74747 and 811-3313)).

      (1)(d) Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; Class A shares of Treasury Reserve Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

      (1)(e) Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747, 811-3313)).

      (1)(f) Certificate of Designation dated June 5, 2003, designating Class Z Shares of Prime Obligations Fund (Incorporated by reference to Exhibit
      (a)(4) to Post-Effective Amendment No. 44, Filed on June 6, 2003 (File Nos. 2-74747, 811-3313)).

      (1)(g) Certificate of Designation dated December 2003, designating Class Z Shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

      (1)(h) Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 2-74747, 811-3313)).

      (1)(i) Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20,
      2005).

      (2) Bylaws, as amended (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      (3) Not Applicable.

      (4) Agreement and Plan of Reorganization - Treasury Reserve Fund into Treasury Obligations Fund (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      (5) Not Applicable.

      (6)(a) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

      (6)(b) Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

      (6)(c) Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit
      (d)(2) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 2-74747, 811-3313)).

      (7)(a) Distribution and Service Agreement dated December 5, 2001 between the Registrant and Quasar Distributors, LLC relating to Class B shares (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

      (7)(b) Amendment No. 1 dated July 24, 2002, pursuant to USA PATRIOT Act of 2001, to Distribution and Service Agreement relating to Class B shares (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747, 811-3313)).

      (7)(c) Distribution and Service Agreement dated October 1, 2001 between the Registrant and Quasar Distributors, LLC relating to Class C shares (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

      (7)(d) Amendment No. 1 dated July 24, 2002, pursuant to USA PATRIOT Act of 2001, to Distribution and Service Agreement relating to Class C shares (Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747, 811-3313)).

      (7)(e) Amended and Restated Distribution Agreement effective August 1, 2003, relating to the Class D and Piper Jaffray (formerly, "Class A") Shares, and Treasury Reserve Fund, between the Registrant and Quasar Distributors, LLC. (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

      (7)(f) Distribution Agreement effective August 1, 2003, relating to Class A (formerly, "Class S") shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

      (7)(g) Form of Dealer Agreement (Incorporated by reference to Exhibit
      (e)(5) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

      (7)(h) Distribution Agreement dated ______________, 2005 between the Registrant and Quasar Distributors, LLC relating to Treasury Obligations Fund, Reserve shares (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      (8)(a) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000, as amended February 2005 (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      (8)(b) Deferred Compensation Plan for Directors Trust Agreement, Amended Summary of Terms dated February 2005 (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20,
      2005).

      (9)(a) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

      (9)(b) Assignment and Assumption Agreement, dated May 1, 1998, assigning Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30, Filed on December 2, 1998 (File Nos. 2-74747, 811-3313)).

      (9)(c) Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).

      (9)(d) Amendment to Custody Agreement, effective as of December 4, 2002 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

      (9)(e) Compensation Agreement dated as of October 25, 2004 pursuant to Custodian Agreement (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 2-74747, 811-3313)).

      (10)(a) Distribution Plan for Class A (formerly, "Class S") Shares, effective August 1, 2003 (Incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

      (10)(b) Amended Distribution Plan for Class B Shares, effective December 5, 2001 (Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

      (10)(c) Service Plan for Class B Shares (Incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

      (10)(d) Distribution Plan for Class C Shares (Incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

      (10)(e) Service Plan for Class C Shares (Incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

      (10)(f) Amended and Restated Distribution Plan for Class D Shares, effective August 1, 2003 (Incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

      (10)(g) Amended and Restated Distribution Plan for Piper Jaffray (formerly, "Class A") Shares, effective August 1, 2003 (Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

      (10)(h) Amended and Restated Distribution Plan for Treasury Reserve Fund, effective August 1, 2003 (Incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

      (10)(i) Distribution Plan for Treasury Obligations Fund, Reserve shares, adopted May 4, 2005, effective upon the reorganization of Treasury Reserve Fund into Treasury Obligations Fund (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20,
      2005).

      (10)(j) Amended Form of Multiple Class Plan Pursuant to Rule 18f-3, as amended May 4, 2005, effective upon the reorganization of Treasury Reserve Fund into Treasury Obligations Fund (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20,
      2005).

      (11) Opinion and consent of Dorsey & Whitney LLP as to the legality of the securities being registered (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      *(12) Opinion and consent of Dorsey & Whitney LLP supporting the tax matters discussed in the Prospectus.

      (13)(a) Co-Administration Agreement dated as of October 1, 2001, by and among U.S. Bancorp Asset Management, Inc., U.S. Bancorp Fund Services, LLC, and Registrant (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

      (13)(b) Schedule A to the Co-Administration Agreement as amended June 5, 2002 (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

      (13)(c) Amendment to Co-Administration Agreement effective as of June 5, 2002 relating to name changes of the administrators (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

      (13)(d) Second Amendment to Co-Administration Agreement, pursuant to USA PATRIOT Act of 2001, effective as of July 24, 2002 (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

      (13)(e) Amendment No. 3 to Co-Administration Agreement, pursuant to
      Section 326 of the USA PATRIOT Act of 2001, effective as of September 17, 2003 (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

      (13)(f) Shareholder Service Plan and Agreement, effective August 1, 2003, relating to Class A (formerly, "Class S"), Class D, Class I, Class Y and Piper Jaffray (formerly, "Class A") Shares, and Treasury Reserve Fund, between the Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

      (13)(g) Recordkeeping Agreement dated as of December 1, 2003, between the Registrant and Piper Jaffray & Co., relating to Piper Jaffray Shares (Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

      (13)(h) Shareholder Service Plan and Agreement relating to Treasury Obligations Fund, Reserve shares, adopted May 4, 2005, effective upon the reorganization of Treasury Reserve Fund into Treasury Obligations Fund, between the Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      (14) Consent of Ernst & Young LLP with respect to financial statements of Registrant (Incorporated by reference to the Pre-Effective Amendment No. 4 to the Registration Statement on Form N-14, File No. 333-125098, filed July 1, 2005).

      (15) Not Applicable.

      (16) manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      (17)(a) Prospectus relating to Treasury Reserve Fund, dated December 1, 2004, including any supplements (per Form N-14 General Instruction G) (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      (17)(b) Annual report relating to Treasury Reserve Fund for the fiscal year ended September 30, 2004 (per Form N-14 General Instruction G) (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      (17)(c) Semi-annual report relating to Treasury Reserve Fund for the six-month period ended March 31, 2005 (per Form N-14 General Instruction
      G) (Incorporated by reference to the Pre-

      Effective Amendment No. 3 to the Registration Statement on Form N-14, File No. 333-125098, filed June 24, 2005).

      (17)(d) Statement of Additional Information relating to Treasury Reserve Fund, dated December 1, 2004, including any supplements (per Form N-14 General Instruction G) (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

      (17)(e) Proxy for Special Meeting of Shareholders to be held on August 16, 2005 (Incorporated by reference to the Registration Statement on Form N-14, File No. 333-125098, filed May 20, 2005).

------------
*     Filed herewith.

ITEM 17. UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Minneapolis, and the State of Minnesota on the 3rd day of January, 2006.

                                           FIRST AMERICAN FUNDS, INC.

                                           By   /s/ Thomas S. Schreier, Jr.
                                                -------------------------------
                                           Name:  Thomas S. Schreier, Jr.
                                           Title: President

      As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                    Title
----------                                    -----
/s/ Thomas S. Schreier, Jr.                   President                           January 3, 2006
----------------------------------------
Thomas S. Schreier, Jr.

/s/ Charles D. Gariboldi                      Treasurer (principal financial/     January 3, 2006
----------------------------------------      accounting officer)
Charles D. Gariboldi

/s/  *  Virginia L. Stringer                  Chair of the Board and Director     January 3, 2006
----------------------------------------
Virginia L. Stringer

/s/  *  Benjamin R. Field III                 Director                            January 3, 2006
----------------------------------------
Benjamin R. Field III

/s/  *  Roger A. Gibson                       Director                            January 3, 2006
----------------------------------------
Roger A. Gibson

/s / *  Victoria J. Herget                    Director                            January 3, 2006
----------------------------------------
Victoria J. Herget

/s/ *  Leonard W. Kedrowski                   Director                            January 3, 2006
----------------------------------------
Leonard W. Kedrowski

/s/ *  Richard K. Riederer                    Director                            January 3, 2006
----------------------------------------
Richard K. Riederer

/s/ *  Joseph D. Strauss                      Director                            January 3, 2006
----------------------------------------
Joseph D. Strauss

/s/ *  James M. Wade                          Director                            January 3, 2006
----------------------------------------
James M. Wade

*By  /s/ Kathleen Prudhomme
    ---------------------------
Attorney-in-Fact

------------
* Pursuant to powers of attorney previously filed.